Provisions - Summary of Changes in Reorganisation Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Opening Balance	€ 1,713
Closing balance	1,011	€ 1,713
Restructuring provision [member]
Disclosure of other provisions [line items]
Opening Balance	1,097	1,482
Additions	53	53
Interest	0
Unused amounts reversed	(49)	(58)
Utilised	(487)	(369)
Exchange rate or other movements		(1)
Other changes	(2)	(10)
Closing balance	€ 613	€ 1,097